Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,083,000
Previously Paid Amount	0.00
Total Fee Amount	287.66
Total Offset Amount	0.00
Net Fee	287.66
Narrative - Max Aggregate Offering Price	$ 2,083,000
Final Prospectus	true